Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	2,485,555	2,485,555	2,209,864	21,625	14,256
Weighted average remaining contractual life (in years)	8 years 7 months 6 days
Options outstanding, weighted average exercise price | $ / shares	$ 18.70		$ 38.72	$ 1,464.49	$ 1,782.70
Number exercisable, options | shares	603,577	603,577
Options exercisable, weighted average exercise price | $ / shares	$ 30.32
US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	305,000	305,000
Weighted average remaining contractual life (in years)	9 years 10 months 24 days
Options outstanding, weighted average exercise price | $ / shares		$ 4.70
Number exercisable, options | shares	95,000	95,000
Options exercisable, weighted average exercise price | $ / shares		$ 4.27
$27.00 - $3,170.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	56,784	56,784
Weighted average remaining contractual life (in years)	8 years 1 month 6 days
Options outstanding, weighted average exercise price | $ / shares	$ 193.03
Number exercisable, options | shares	55,734	55,734
Options exercisable, weighted average exercise price | $ / shares	$ 183.86
$7.86 - $11.99
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	171,250	171,250
Weighted average remaining contractual life (in years)	8 years 9 months 18 days
Options outstanding, weighted average exercise price | $ / shares	$ 9.58
Number exercisable, options | shares	47,266	47,266
Options exercisable, weighted average exercise price | $ / shares	$ 9.81
$14.06
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	402,980	402,980
Weighted average remaining contractual life (in years)	9 years 4 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 14.06
Number exercisable, options | shares	20,000	20,000
Options exercisable, weighted average exercise price | $ / shares	$ 14.06
$15.21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	1,854,541	1,854,541
Weighted average remaining contractual life (in years)	8 years 4 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 15.21
Number exercisable, options | shares	480,577	480,577
Options exercisable, weighted average exercise price | $ / shares	$ 15.21
$10.80 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	20,000	20,000
Weighted average remaining contractual life (in years)	9 years 9 months 18 days
Options outstanding, weighted average exercise price | $ / shares		$ 10.80
$4.27 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	285,000	285,000
Weighted average remaining contractual life (in years)	9 years 10 months 24 days
Options outstanding, weighted average exercise price | $ / shares		$ 4.27
Number exercisable, options | shares	95,000	95,000
Options exercisable, weighted average exercise price | $ / shares		$ 4.27